Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 35	$ 35	$ 137	$ 141	$ 115
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			43	41	37
RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			74	73	67
PSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			20	27	11
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	4	8	30	33	29
Selling, general, and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 31	$ 27	$ 107	$ 108	$ 86